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                                                              [LOGO]

     Fresco Index Shares Funds
     Fresco Dow Jones STOXX 50 Fund (FEU)
     Fresco Dow Jones EURO STOXX 50 Fund (FEZ)

     Prospectus

     October 15, 2002

     Fresco Index Shares Funds is a registered investment company consisting of two separate exchange-traded 'index funds' ('Funds'). The shares of Fresco Index Shares Funds ('Fresco Index Shares') are listed and traded on the New York Stock Exchange. Market prices for Fresco Index Shares may be different from their net asset value. Each Fund issues and redeems Fresco Index Shares at net asset value only in large blocks consisting of 50,000 shares ('Creation Units'). Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, FRESCO INDEX SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

             Not FDIC Incured. May lose value. No bank guarantee.






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FRESCO INDEX SHARES FUNDS
--------------------------------------------------------------------------------

CONTENTS

THE FUNDS
Basic information regarding the funds
    The Trust...............................................  Page 3
    Who Should Invest.......................................  Page 3
    Fresco Dow Jones STOXX 50 Fund..........................  Page 4
    Fresco Dow Jones EURO STOXX 50 Fund.....................  Page 9
    Additional Investment Strategies........................  Page 14
    Additional Risks........................................  Page 15

YOUR INVESTMENT
Information on managing your fund account
    Buying and Selling the Funds............................  Page 17
    Purchase and Redemption of Creation Units...............  Page 18
    Pricing and Valuation...................................  Page 20

ADDITIONAL INFORMATION
Additional information about the funds
    Management..............................................  Page 21
    Index Licenses..........................................  Page 22
    Disclaimers.............................................  Page 23
    Distributions...........................................  Page 24
    Tax Matters.............................................  Page 25
    General Information.....................................  Page 27
Where to learn more about the funds.........................  Back Cover

       EACH FUND ALONE IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

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2





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FRESCO INDEX SHARES FUNDS
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THE TRUST

Fresco'sm' Index Shares Funds (the 'Trust') is an investment company consisting of two separate exchange-traded 'index funds' ('Funds'). Each Fund is non-diversified. The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index. UBS Global Asset Management (US) Inc. ('UBS Global AM') is the investment advisor and principal underwriter for each Fund. UBS Global Asset Management International Ltd is the sub-advisor for each Fund. The shares of each Fund are referred to herein as 'Fresco Index Shares.'

Fresco Index Shares are listed on the New York Stock Exchange and trade on the New York Stock Exchange at market prices that may differ to some degree from net asset value of Fresco Index Shares. Unlike conventional mutual funds, each Fund issues and redeems Fresco Index Shares on a continuous basis, at net asset value, only in a large specified number of Fresco Index Shares called a 'Creation Unit.'* Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Fresco Index Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST

Each Fund is designed for investors who seek a relatively low-cost 'passive' approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index. Fresco Index Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument.

---------
* Except that under the 'Dividend Reinvestment Service' described further in the Statement of Additional Information, however, Shares may be created in less than a Creation Unit size aggregation and upon termination of a Fund, Shares will be redeemed in less than a Creation Unit size aggregation.
--------------------------------------------------------------------------------
                                                                               3

FRESCO DOW JONES STOXX 50 FUND
(SYMBOL: FEU)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

To replicate as closely as possible, before expenses, the price and yield of the Dow Jones STOXX 50 Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses a passive management strategy designed to track the performance of the Dow Jones STOXX 50'sm' Index. The Dow Jones STOXX 50 Index represents the performance of the 50 largest companies, across all components of the 18 Dow Jones STOXX 600'sm' market sector indexes. The Dow Jones STOXX 600 market sector indexes are a subset of the pan-European Dow Jones STOXX'sm' Total Market Index and contain the 600 largest stocks traded on the major exchanges in Europe. Countries covered currently include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the pan-European Dow Jones STOXX Total Market Index. The Dow Jones STOXX Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in Europe. As of October 4, 2002, the minimum market capitalization of the Dow Jones STOXX 50 Index was $10.7 billion.

The Fund, using an 'indexing' investment approach, attempts to replicate, before expenses, the performance of the Dow Jones STOXX 50 Index. The Fund's investment advisor seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dow Jones STOXX 50 Index (a figure of 1.00 would represent perfect correlation).

The Fund generally will invest in all of the stocks comprising the Dow Jones STOXX 50 Index in proportion to their weightings in the Dow Jones STOXX 50 Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks at those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Dow Jones STOXX 50 Index in proportions expected by the investment advisor to replicate generally the performance of the Dow Jones STOXX 50 Index as a whole. In addition, the investment advisor may choose to overweight a stock in the Dow Jones STOXX 50 Index, purchase securities not in the Dow Jones STOXX 50 Index that the investment advisor believes are appropriate to substitute for the securities contained in the Dow Jones STOXX 50 Index, or utilize various combinations of other available investment techniques, in seeking to maintain the Fund's exposure to and to track accurately the Dow Jones STOXX 50 Index. In addition, from time to time, stocks are added to or removed from the Dow Jones STOXX 50 Index. The Fund may sell stocks that are represented in the Dow Jones STOXX 50 Index, or purchase stocks that are not yet represented in the Dow Jones STOXX 50 Index, in anticipation of their removal from or addition to the Dow Jones STOXX 50 Index.

The Fund will normally invest at least 90% of its total assets in component securities that comprise the Dow Jones STOXX 50 Index.

The Fund will not concentrate its investments in an industry (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that the Dow Jones STOXX 50 Index concentrates in the stocks of such particular industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any

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FRESCO DOW JONES STOXX 50 FUND
--------------------------------------------------------------------------------

other government agency. You may lose money by investing in the Fund. An investment in the Fund involves risks similar to those of investing in any fund of equity securities of European issuers, such as market fluctuations caused by economic and political developments, changes in interest rates and perceived trends in stock prices. Unlike many investment companies, the Fund is not 'actively managed.' Therefore, it would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dow Jones STOXX 50 Index. You should anticipate that the value of Fresco Index Shares will increase or decrease, more or less, in correlation with any increase or decrease in the value of the Dow Jones STOXX 50 Index. The principal risks presented by an investment in the Fund are:

Equity Risk -- Stock values could decline generally or could underperform other investments.

Foreign Stock Risk -- The Fund invests principally in the stock of European issuers. Foreign securities involve special risks and costs. These risks may include less market liquidity and generally greater market volatility than US securities, exchange rate fluctuations and controls, less complete financial information about the issuers as compared to US issuers, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. Investment in foreign securities may involve higher costs than investment in US securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

Currency Risk -- The Fund's net asset value is determined on the basis of US dollars. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of the Fund's holdings goes up.

Index Tracking Risk -- The Fund's return may not match the return of the Dow
 Jones STOXX 50 Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dow Jones STOXX 50 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's holdings to reflect changes in the composition of the Dow Jones STOXX 50 Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or as a result of reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions, its return may not correlate as well with the return on the Dow Jones STOXX 50 Index, as would be the case if it purchased all of the stocks in the Dow Jones STOXX 50 Index.

Lack of Diversification -- The Fund is non-diversified and as a result may be more volatile than other funds. Because the Fund as a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the price of the Fund's Fresco Index Shares. The Fund intends to maintain the required level of diversification so as to qualify as a 'regulated investment company' for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

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                                                                               5





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FRESCO DOW JONES STOXX 50 FUND
--------------------------------------------------------------------------------

Concentration Risk -- The Fund's assets may be concentrated in an industry or group of industries to the extent that the Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent that if the Fund's assets were invested in a wide variety of industries.

Forward Currency Exchange Contracts -- A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The Fund could experience losses if the value of its forward currency contracts was poorly correlated with its other investments or if it could not close out its position because of an illiquid market.

CHANGES IN POLICIES

The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval. In addition, the Fund will provide shareholders with 60 days written notice prior to any change in its investment policy to invest at least 90% of its total assets in component securities that comprise the Dow Jones STOXX 50 Index.

PERFORMANCE INFORMATION

As of the date of this Prospectus, the Fresco Dow Jones STOXX 50 Fund has been in operation for less than one full year and therefore no performance information is presented.

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6





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FRESCO DOW JONES STOXX 50 FUND
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EXPENSES AND FEE TABLES

FEES AND EXPENSES This table describes the fees and expenses(a) that you may pay if you buy and hold Fresco Index Shares of the Fresco Dow Jones STOXX 50 Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from
your investment)(b).........................................  0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from the Fund's assets)(c)
Management Fees.............................................  0.29%
Distribution and Services (12b-1) Fees......................  None
Other Expenses(d)...........................................  0.01%
                                                              ----
Total Annual Fund Operating Expenses........................  0.30%
                                                              ----
                                                              ----

---------

 (a) The Fund started investment operations on October 15, 2002. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the current fiscal year.

 (b) When buying or selling Fresco Index Shares through a broker, you will incur customary brokerage commissions and charges. The Fund, however, issues and redeems Fresco Index Shares only in Creation Units comprising large blocks of 50,000 Fresco Index Shares. Thus, as a practical matter, only institutions or large investors transact in Creation Units. For institutional investors who transact in Creation Units, a Creation or Redemption Transaction Fee, as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund, including market impact expenses relating to investing in or disposing of portfolio securities. The fixed Creation Transaction Fee per transaction is $3,000 and the fixed Redemption Transaction Fee per transaction is $3,000. In addition to these fixed transaction fees, purchases or redemptions of Creation Units for cash (when available) require the payment of additional fees of up to four times the fixed fees. Please see 'Purchase and Redemption of Creation Units' for a discussion of Creation and Redemption Transaction Fees.

 (c) Expressed as a percentage of daily net assets.

 (d) The Trust's Investment Advisory Agreement provides that UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

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                                                                               7





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FRESCO DOW JONES STOXX 50 FUND
--------------------------------------------------------------------------------

EXAMPLE

The Fresco Dow Jones STOXX 50 Fund sells and redeems Fresco Index Shares in Creation Units. Creation Units are sold and redeemed principally on an in-kind basis for portfolio securities of the Dow Jones STOXX 50. Fresco Index Shares in less than Creation Unit aggregations will not be redeemed by the Fund. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Dow Jones STOXX 50), assuming a 5% annual return and that the Fund's operating expenses remain the same. Investors should note that the presentation below of a $10,000 investment in a Creation Unit is for illustration purposes only, as Fresco Index Shares will be issued by the Fund only in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected performance or Fund expenses, each of which may be greater or lesser than the estimates.

YEAR                             EXPENSES ($)
----                             ------------
 1.............................       31
 3.............................       97

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8

FRESCO DOW JONES EURO STOXX 50 FUND
(SYMBOL: FEZ)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

To replicate as closely as possible, before expenses, the price and yield of the Dow Jones EURO STOXX 50 Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses a passive management strategy designed to track the performance of the Dow Jones EURO STOXX 50'sm' Index. The Dow Jones EURO STOXX 50 Index represents the performance of the 50 largest companies, across all components of the 18 Dow Jones EURO STOXX 600'sm' market sector indexes. The Dow Jones EURO STOXX 600 market sector indexes are a subset of the Dow Jones EURO STOXX'sm' Total Market Index and contain the 600 largest stocks traded on the major exchanges in the Eurozone. Countries covered currently include Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain. The Dow Jones EURO STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the pan-European Dow Jones EURO
STOXX Total Market Index. The Dow Jones EURO STOXX Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in the Eurozone. As of October 4, 2002, the minimum market capitalization of the Dow Jones EURO STOXX 50 Index was $2.8 billion.

The Fund, using an 'indexing' investment approach, attempts to replicate, before expenses, the performance of the Dow Jones EURO STOXX 50 Index. The Fund's investment advisor seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dow Jones EURO STOXX 50 Index (a figure of 1.00 would represent perfect correlation).

The Fund generally will invest in all of the stocks comprising the Dow Jones EURO STOXX 50 Index in proportion to their weightings in the Dow Jones EURO STOXX 50 Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks at those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Dow Jones EURO STOXX 50 Index in proportions expected by the investment advisor to replicate generally the performance of the Dow Jones EURO STOXX 50 Index as a whole. In addition, the investment advisor may choose to overweight a stock in the Dow Jones EURO STOXX 50 Index, purchase securities not in the Dow Jones EURO STOXX 50 Index that the investment advisor believes are appropriate to substitute for the securities contained in the Dow Jones EURO STOXX 50 Index, or utilize various combinations of other available investment techniques, in seeking to maintain the Fund's exposure to and to track accurately the Dow Jones EURO STOXX 50 Index. In addition, from time to time, stocks are added to or removed from the Dow Jones EURO STOXX 50 Index. The Fund may sell stocks that are represented in the Dow Jones EURO STOXX 50 Index, or purchase stocks that are not yet represented in the Dow Jones EURO STOXX 50 Index, in anticipation of their removal from or addition to the Dow Jones EURO STOXX 50 Index.

The Fund will normally invest at least 90% of its total assets in component securities that comprise the Dow Jones EURO STOXX 50 Index.

The Fund will not concentrate its investments in an industry (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that the Dow Jones EURO STOXX 50 Index concentrates in the stocks of such particular industry or group of industries.

--------------------------------------------------------------------------------
                                                                               9

FRESCO DOW JONES EURO STOXX 50 FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. An investment in the Fund involves risks similar to those of investing in any fund of equity securities of European issuers, such as market fluctuations caused by economic and political developments, changes in interest rates and perceived trends in stock prices. Unlike many investment companies, the Fund is not 'actively managed.' Therefore, it would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dow Jones EURO STOXX 50 Index. You should anticipate that the value of Fresco Index Shares will increase or decrease, more or less, in correlation with any increase or decrease in the value of the Dow Jones EURO STOXX 50 Index. The principal risks presented by an investment in the Fund are:

 Equity Risk -- Stock values could decline generally or could underperform other investments.

 Foreign Stock Risk -- The Fund invests principally in stocks of European issuers. Foreign securities involve special risks and costs. These risks may include less market liquidity and generally greater market volatility than US securities, exchange rate fluctuations and controls, less complete financial information about the issuers as compared to US issuers, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. Investment in foreign securities may involve higher costs than investment in US securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

 Currency Risk -- The Fund's net asset value is determined on the basis of US dollars. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of the Fund's holdings goes up.

 Index Tracking Risk -- The Fund's return may not match the return of the Dow Jones EURO STOXX 50 Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dow Jones EURO STOXX 50 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's holdings to reflect changes in the composition of the Dow Jones EURO STOXX 50 Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or as a result of reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions, its return may not correlate as well with the return on the Dow Jones EURO STOXX 50 Index, as would be the case if it purchased all of the stocks in the Dow Jones EURO STOXX 50 Index.

 Lack of Diversification -- The Fund is non-diversified and as a result may be more volatile than other funds. Because the Fund as a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the price of the Fund's Fresco Index Shares. The Fund intends to maintain the required level of diversification so as to qualify as a 'regulated investment company' for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders.

--------------------------------------------------------------------------------
10

FRESCO DOW JONES EURO STOXX 50 FUND
--------------------------------------------------------------------------------

 Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

 Concentration Risk -- The Fund's assets may be concentrated in an industry or group of industries to the extent that the Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent that if the Fund's assets were invested in a wide variety of industries.

 Forward Currency Exchange Contracts -- A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The Fund could experience losses if the value of its forward currency contracts was poorly correlated with its other investments or if it could not close out its position because of an illiquid market.

CHANGES IN POLICIES

The Fund's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval. In addition, the Fund will provide shareholders with 60 days written notice prior to any change in its investment policy to invest at least 90% of its total assets in component securities that comprise the Dow Jones EURO STOXX 50 Index.

PERFORMANCE INFORMATION

As of the date of this Prospectus, the Fresco Dow Jones EURO STOXX 50 Fund has been in operation for less than one full year and therefore no performance information is presented.

--------------------------------------------------------------------------------
                                                                              11

FRESCO DOW JONES EURO STOXX 50 FUND
--------------------------------------------------------------------------------

EXPENSES AND FEE TABLES
FEES AND EXPENSES This table describes the fees and expenses(a) that you may pay if you buy and hold Fresco Index Shares of the Fresco Dow Jones EURO STOXX 50 Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from
your investment)(b).........................................   0.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from the Fund's assets)(c)
Management Fees.............................................   0.29%
Distribution and Services (12b-1) Fees......................   None
Other Expenses(d)...........................................   0.01%
                                                              -----
Total Annual Fund Operating Expenses........................   0.30%
                                                              -----
                                                              -----

---------

 (a) The Fund started investment operations on October 15, 2002. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the current fiscal year.

 (b) When buying or selling Fresco Index Shares through a broker, you will incur customary brokerage commissions and charges. The Fund, however, issues and redeems Fresco Index Shares only in Creation Units comprising large blocks of 50,000 Fresco Index Shares. Thus, as a practical matter, only institutions transact in Creation Units. For institutional investors who transact in Creation Units, a Creation or Redemption Transaction Fee, as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund, including market impact expenses relating to investing in or disposing of portfolio securities. The fixed Creation Transaction Fee per transaction is $3,000 and the fixed Redemption Transaction Fee per transaction is $3,000. In addition to these fixed transaction fees, purchases or redemptions of Creation Units for cash (when available) require the payment of additional fees of up to four times the fixed fees. Please see 'Purchase and Redemption of Creation Units' for a discussion of Creation and Redemption Transaction Fees.

 (c) Expressed as a percentage of daily net assets.

 (d) The Trust's Investment Advisory Agreement provides that UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

--------------------------------------------------------------------------------
12

FRESCO DOW JONES EURO STOXX 50 FUND
--------------------------------------------------------------------------------

EXAMPLE

The Fresco Dow Jones EURO STOXX 50 Fund sells and redeems Fresco Index Shares in Creation Units. Creation Units are sold and redeemed principally on an in-kind basis for portfolio securities of the Dow Jones EURO STOXX 50. Fresco Index Shares in less than Creation Unit aggregations will not be redeemed by the Fund. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Dow Jones EURO STOXX 50), assuming a 5% annual return and that the Fund's operating expenses remain the same. Investors should note that the presentation below of a $10,000 investment in a Creation Unit is for illustration purposes only, as Fresco Index Shares will be issued by the Fund only in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected performance or Fund expenses, each of which may be greater or lesser than the estimates.

YEAR                             EXPENSES ($)
----                             ------------
 1.............................       31
 3.............................       97

--------------------------------------------------------------------------------
                                                                              13





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FRESCO INDEX SHARES FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective benchmark index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the '1940 Act'), or exemptions therefrom), in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective benchmark index and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The investment advisor anticipates that it may take approximately three Business Days for additions and deletions to each Fund's benchmark index to be reflected in the portfolio composition of each Fund.

The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Trust are set forth in the Statement of Additional Information under 'Investment Restrictions.'

BORROWING MONEY

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

SECURITIES LENDING

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 105% of the value of the portfolio securities being lent. This collateral is marked to market on a regular basis.

FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency exchange contracts to facilitate local securities settlement or for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the investment advisor, and each Fund is not required to hedge its foreign currency positions.

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ADDITIONAL RISKS

TRADING ISSUES

Trading in Fresco Index Shares on the New York Stock Exchange may be halted due to market conditions or for reasons that, in the view of the New York Stock Exchange, make trading in Fresco Index Shares inadvisable. In addition, trading in Fresco Index Shares on the New York Stock Exchange is subject to trading halts caused by extraordinary market volatility pursuant to New York Stock Exchange 'circuit breaker' rules. There can be no assurance that the requirements of the New York Stock Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

FLUCTUATION OF NET ASSET VALUE

The net asset value of a Fund's Fresco Index Shares will generally fluctuate with changes in the market value of a Fund's holdings. The market prices of Fresco Index Shares will generally fluctuate in accordance with changes in net asset value and supply and demand on the New York Stock Exchange. The investment advisor cannot predict whether Fresco Index Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Fresco Index Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's benchmark index trading individually or in the aggregate at any point in time. However, given that Fresco Index Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the investment advisor believes that large discounts or premiums to the net asset value of Fresco Index Shares should not be sustained.

SECURITIES LENDING

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a 'distribution,' as such term is used in the Securities Act of 1933 (the 'Securities Act'), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Principal Underwriter, breaks them down into individual Fresco Index Shares, and sells such Fresco Index Shares directly to customers, or if it chooses to couple the creation of a supply of new Fresco Index Shares with an active selling effort involving solicitation of secondary market demand for Fresco Index Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the

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activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not 'underwriters' but are effecting transactions in Fresco Index Shares, whether or not participating in the distribution of Fresco Index Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of Fresco Index Shares. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Fresco Index Shares that are part of an overallotment within the meaning of
Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Fresco Index Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the New York Stock Exchange, is satisfied by the fact that such fund's prospectus is available at the New York Stock Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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BUYING AND SELLING THE FUNDS

Fresco Index Shares are listed for secondary trading on the New York Stock Exchange. If you buy or sell Fresco Index Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Fresco Index Shares will trade on the New York Stock Exchange (or any other securities exchange on which Fresco Index Shares may trade) at prices that may differ to varying degrees from the daily net asset values of Fresco Index Shares and can be affected by market forces, such as supply and demand, economic conditions and other factors. Given, however, that Fresco Index Shares can be issued and redeemed daily in Creation Units, the investment advisor believes that large discounts and premiums to net asset value should not be sustained for very long.

The New York Stock Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ('IOPV') relating to each Fund. The IOPV is the approximate value of Fresco Index Shares of each Fund. This should not be viewed as a 'real-time' update of the net asset value per Fresco Index Share of a Fund, which is calculated only once a day. Bloomberg, L.P. will calculate the IOPVs for each Fund. Neither the Funds, nor UBS Global AM, or any of its affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

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PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund issues Fresco Index Shares and redeems Fresco Index Shares only in Creation Units (generally 50,000 Fresco Index Shares per Creation Unit) at their net asset value on a continuous basis only on days the New York Stock Exchange is open for business. By requiring purchase and redemption principally in-kind, each Fund seeks to protect remaining shareholders from adverse effects on the Fund's portfolio that could arise from frequent cash purchase and redemption transactions that affect the net asset value of the Fund. Moreover, in contrast to conventional mutual funds, where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for remaining shareholders.

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see 'PURCHASE AND REDEMPTION OF CREATION UNITS' in the Statement of Additional Information.

PURCHASE

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's benchmark index (the 'Deposit Securities') and generally make a small cash payment referred to as the 'Cash Component.' The list of the names and the number of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the New York Stock Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through a participant of the Depository Trust Company ('DTC Participant') that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units ('Authorized Participant'). All orders must be placed for one or more whole Creation Units of Fresco Index Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., New York time) ('Closing Time') in order to receive that day's closing net asset value per Fresco Index Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 11:00 a.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See 'PURCHASE AND REDEMPTION OF CREATION UNITS' in the Statement of Additional Information.

A fixed creation transaction fee of $3,000 (the 'Creation Transaction Fee') is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may apply to the extent that cash is used in lieu of securities to

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purchase Creation Units. See 'PURCHASE AND REDEMPTION OF CREATION UNITS' in the
Statement of Additional Information. The price for each Creation Unit will equal the aggregate daily net asset value per Fresco Index Share, plus the fees described above and, if applicable, any Transfer Taxes.

Fresco Index Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 125% of the market value of the missing Deposit Securities. See 'PURCHASE AND REDEMPTION OF CREATION UNITS' in the Statement of Additional Information.

LEGAL RESTRICTIONS ON TRANSACTIONS IN
CERTAIN STOCKS

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit through the custom basket process. For more details, see 'PURCHASE AND REDEMPTION OF CREATION UNITS' in the Statement of Additional Information.

REDEMPTION

The Funds' custodian makes available immediately prior to the opening of business each day of the New York Stock Exchange, through the facilities of the NSCC, the list of the names and the number of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ('Fund Securities'). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Fresco Index Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the 'Cash Redemption Amount'), less the applicable redemption fee and, if applicable, any Transfer Taxes. Should the Fund Securities have a value greater than the net asset value of Fresco Index Shares, a compensating cash payment to the Trust equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder. For more detail, see 'PURCHASE AND REDEMPTION OF CREATION UNITS' in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m.) in order to receive that day's closing net asset value per Fresco Index Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 11:00 a.m. New York time.

A fixed redemption transaction fee of $3,000 (the 'Redemption Transaction Fee') is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. To the extent that redemptions are for cash, an additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust. See 'PURCHASE AND REDEMPTION OF CREATION UNITS' in the Statement of Additional Information.

LEGAL RESTRICTIONS ON TRANSACTIONS IN
CERTAIN STOCKS

An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.
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PRICING AND VALUATION

Net asset value per Fresco Index Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Fresco Index Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' custodian and determined each business day, normally at the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m. New York time).

The value of each Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available or when the value of a security has been materially affected by events occurring after the close of the market but prior to the Funds' calculation of net asset value, a portfolio security is valued at its fair value, as determined under procedures established by the Funds' Board of Trustees. In these cases, a Fund's net asset value will reflect certain portfolio securities' fair values rather than their market prices. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Fresco Index Shares.

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MANAGEMENT

INVESTMENT ADVISOR

UBS Global AM (the 'Advisor') is the Funds' investment advisor. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. As of June 30, 2002, UBS Global AM was the investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $66.3 billion.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays UBS Global AM fees. The contractual rate for each Fund's advisory fees to UBS Global AM is described below as a percentage of each Fund's average daily net assets.

FUND                          MANAGEMENT FEE
----                          --------------
Fresco Dow Jones STOXX 50
Fund........................      0.29%
Fresco Dow Jones EURO STOXX
50 Fund.....................      0.29%

UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

SUB-ADVISOR

UBS Global AM has appointed its affiliate, UBS Global Asset Management International Ltd (the 'Sub-Advisor'), to serve as sub-advisor to the Fresco Dow Jones STOXX 50 Fund and the Fresco Dow Jones EURO STOXX 50 Fund. The Sub-Advisor is also an indirect wholly owned asset management subsidiary of UBS AG. As of June 30, 2002, the Sub-Advisor had approximately $16 billion in assets under management. The Sub-Advisor is located at 21 Lombard Street, London, England EC3V 9AH. The Sub-Advisor receives no compensation from any Fund in connection with the services it provides.

Subject to the Advisor's control and supervision, the Sub-Advisor is responsible for the investment management of the portfolios of each of the Fresco Dow Jones STOXX 50 Fund and the Fresco Dow Jones EURO STOXX 50 Fund.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company acts as administrator, custodian and transfer agent to each Fund.

LENDING AGENT

UBS PaineWebber, Inc., an affiliate of UBS Global AM and the Sub-Advisor, acts as the securities lending agent for each Fund. For its services, the lending agent typically receives a portion of the net investment income, if any, earned on the collateral received for the securities loaned.

PRINCIPAL UNDERWRITER

UBS Global AM is the principal underwriter of each Fund's Fresco Index Shares. The principal underwriter will not distribute Fresco Index Shares in less than Creation Units, and it does not maintain a secondary market in Fresco Index Shares. The principal underwriter may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units.

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INDEX LICENSES

DOW JONES STOXX INDEXES

STOXX Limited publishes the Dow Jones STOXX indexes. The Dow Jones STOXX 50 and Dow Jones EURO STOXX 50 Indexes were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999. STOXX Limited was founded in 1997 as a joint venture among Deutsche Boerse AG, Dow Jones & Company, Inc., Euronext Paris SA and SWX Swiss Exchange.

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DISCLAIMERS

The Fresco Dow Jones STOXX 50 Fund and the Fresco Dow Jones EURO STOXX 50 Fund are not sponsored, endorsed, sold or promoted by STOXX Limited ('STOXX') or Dow Jones & Company, Inc. ('Dow Jones'). Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. STOXX's and Dow Jones' only relationship to the investment advisor and the Funds is the licensing of certain trademarks and trade names of Dow Jones STOXX 50 and the Dow Jones EURO STOXX 50 which are determined, composed and calculated by STOXX without regard to the investment advisor or the Funds. STOXX and Dow Jones have no obligation to take the needs of the investment advisor or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination of calculation of the equation by which the Funds are to be converted into cash. Neither STOXX nor Dow Jones will have any obligation or liability in connection with the administration, marketing or trading of the Funds.

Neither STOXX nor Dow Jones guarantees the accuracy and/or the completeness of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein and neither STOXX nor Dow Jones shall have any liability for any errors, omissions, or interruptions therein. Neither STOXX nor Dow Jones makes any warranty, express or implied, as to results to be obtained by the investment advisor, owners of the Funds, or any other person or entity from the use of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein. Neither STOXX nor Dow Jones makes any express or implied warranties, and STOXX and Dow Jones expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index and any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones or STOXX have any liability for any damages arising out of or related to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or the Funds including, without limitation, indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and the investment advisor.

Neither UBS Global AM nor any of its affiliates (collectively referred to herein as, 'UBS') guarantees the accuracy and/or the completeness of either the Dow Jones STOXX 50 Index or the Dow Jones EURO STOXX 50 Index (the 'Indexes') or any data included therein and UBS shall have no liability for any errors, omissions, or interruptions therein.

UBS makes no warranty, express or implied, as to results to be obtained by a Fund, owners of Fresco Index Shares of a Fund, or any other person or entity from the use of the Indexes or any data included therein. UBS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall UBS have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

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DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAINS

As a shareholder, you are entitled to your share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as 'distributions.'

Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as 'income dividend distributions.' Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as 'capital gain distributions.'

Income dividend distributions, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Distributions in cash may be reinvested automatically in additional whole Fresco Index Shares only if the broker through whom you purchased Fresco Index Shares makes such option available.

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TAX MATTERS

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Unless your investment in a Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

 The Fund makes distributions,

You sell Fresco Index Shares listed on the New York Stock Exchange, and

 You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS

Each Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Fresco Index Shares.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Fresco Index Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Fresco Index Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

If you are not a citizen of the United States, or if you are a foreign entity or if you are not a permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% US withholding tax, unless a lower treaty rate applies.

Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rates are currently:

30% During 2002 and 2003
      29% During 2004 and 2005
      28% During 2006 through 2010
      31% 2011 and thereafter.

TAXES ON EXCHANGE-LISTED FRESCO INDEX SHARE SALES

Currently, any capital gain or loss realized upon a sale of Fresco Index Shares is generally treated as long-term capital gain or loss if the Fresco Index Shares have been held for more than one year and as short-term capital gain or loss if the Fresco Index Shares have been held for one year or less.

TAXES ON PURCHASES AND REDEMPTIONS OF CREATION UNITS

A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to

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the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing 'wash sales,' or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Fresco Index Shares have been held for more than one year and as a short-term capital gain or loss if the Fresco Index Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fresco Index Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

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GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on February 14, 2002. If shareholders are required to vote on any matters, you are entitled to one vote for each dollar of net asset value you own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Statement of Additional Information for more information concerning the Trust's form of organization.

For purposes of the 1940 Act, Fresco Index Shares of the Funds are issued by the respective Funds and the acquisition of Fresco Index Shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

From time to time, the Funds advertise yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund. For a more detailed description of how each Fund computes its performance figures and how these numbers may be used in advertisements, please consult the Statement of Additional Information.

Mayer, Brown, Rowe & Maw, 1675 Broadway, New York, NY 10019-5820, serve as counsel to the Trust, including each Fund.

PricewaterhouseCoopers LLP serves as independent accountants and will audit each Fund's financial statements annually.

Fresco is a service mark of UBS AG.

Dow Jones STOXX, Dow Jones EURO STOXX, Dow Jones STOXX 50, Dow Jones EURO STOXX 50, Dow Jones STOXX 600, Dow Jones EURO STOXX 600 and Dow Jones STOXX Total Market Index are service marks of Dow Jones & Company, Inc. and STOXX Limited.

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WHERE TO LEARN MORE ABOUT THE FUNDS

If you want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during the last fiscal year.

You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' SAI and annual and semi-annual reports (when available) by contacting the Funds directly at 1-866-4FRESCO.

You may review and copy information about the Funds, including the SAI and shareholder reports, at the Securities and Exchange Commission's Public Reference Room (450 Fifth Street, N.W., Washington D.C. 20549) or on the EDGAR Database on the SEC's Web site (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

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Investment Company Act File No. 811-21145

'c' 2002 UBS Global Asset Management (US) Inc.
All rights reserved.




                              STATEMENT OF DIFFERENCES
                              ------------------------

The copyright symbol shall be expressed as............................. 'c'
The service mark symbol shall be expressed as.......................... 'sm'